Loan commitments and financial guarantees contracts (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Loan commitments and financial guarantee contracts	$ 501,887	$ 488,003
1-4 [member]
Loan commitments and financial guarantee contracts	94,724	120,275
5-6 [member]
Loan commitments and financial guarantee contracts	158,864	113,271
7 [member]
Loan commitments and financial guarantee contracts	$ 248,299	$ 254,457